Otis H. Cowan
(816) 274-6979


                                    November 6, 1996


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

    Re:  The Omni Investment Fund (the "Fund") --
         Post-Effective Amendment on Form N-1A

Ladies and Gentlemen:

     Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company
Act of 1940, is a conformed copy of a Post-Effective Amendment
No. 11 to Part C of the Fund's Registration Statement on Form N-1A covering an indefinite number of shares, par value $.01 per share. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Fund for five years.

     The Fund requests that Post-Effective Amendment No. 11 become effective immediately upon receipt of the Securities and Exchange Commission, pursuant to Rule 485(b) of Regulation C. We have reviewed Post-Effective Amendment No. 11 and hereby represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b) of Regulation C.

     Please contact Otis Cowan at (816) 274-6979 if you have any comments or questions about the filing.

     Best regards.

                                    Very truly yours,

                                    Otis H. Cowan

Attachments
cc:   Leslie J. Parrette, Jr.

          As filed with the Securities and Exchange Commission
                          on November 6, 1996
                                                File No. 33-15867
                                                File No. 811-4273
_________________________________________________________________
-----------------------------------------------------------------
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549
                 ------------------------------
                           FORM N-1A


                      REGISTRATION STATEMENT                  /X/
                UNDER THE SECURITIES ACT OF 1933

                    Pre-Effective Amendment No.               / /

                   Post-Effective Amendment No. 11            /X/

                                and

                      REGISTRATION STATEMENT                  /X/
              UNDER THE INVESTMENT COMPANY ACT OF 1940

                          Amendment No. 11                    /X/

                      THE OMNI INVESTMENT FUND
          (Exact Name of Registrant as Specified in Charter)

       53 West Jackson Blvd., Suite 818, Chicago, Illinois 60604
              (Address of Principal Executive Offices)

                          (312) 922-0431
          (Registrant's Telephone Number, including Area Code)

     ROBERT H. PERKINS               LESLIE J. PARRETTE, ESQ.
     The Omni Investment Fund        Blackwell Sanders Matheny
     53 West Jackson Boulevard         Weary & Lombardi L.C.
     Suite 818                       1000 Two Pershing Square
     Chicago, Illinois 60604         2300 Main Street
                                     Kansas City, Missouri  64108

              (Name and address of Agents for Service)
                        -------------------

                  Total Number of Pages:       76

         It is proposed that this fiilng become effective:

    /X/  Immediately upon filing pursuant to paragraph (b).

    / /  On (date) pursuant to paragraph (b).

    / /  60 days after filing pursuant to paragraph (a).

    / /  On (date) pursuant to paragraph (a)(1).

    / /  75 days after filing pursuant to paragraph (a)(2).

    / /  On (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of shares, par value $0.01 per share, under the Securities Act of 1933. The Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the Registrant's most recent fiscal year ended December 31, 1995 was filed with the Securities and Exchange Commission on February 29, 1996.

    The Index to Exhibits is located at page 5.

    The Registrant's Prospectus (Part A of Form N-1A) and the Statement of Additional Information (Part B of Form N-1A) are incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's
Registration Statement as electronically filed with the Securities and Exchange Commission on April 30, 1996.

                     THE OMNI INVESTMENT FUND

                    PART C.  OTHER INFORMATION
ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements:

     Included in Part A of the Registration Statement:

     -  Financial Highlights. **

     Incorporated by reference in the Statement of Additional
Information of the:

     -  Portfolio of Investments as of December 31, 1995. ***
     -  Statement of Assets and Liabilities as of December 31,
        1995. ***
     - Statement of Operations for the year ended December 31, 1995. ***
     - Statement of Changes in Net Assets for the years ended December 31, 1995 and 1994. ***
     -  Report of Independent Auditors. ***
     -  Financial Highlights. ***


Schedule I has been omitted as the required information is presented in the portfolio of investments at December 31, 1995.
Schedules II, III, IV, V, VI and VII are omitted as the required information is not present.

(b)   Exhibits:

**    (1)     Declaration of Trust.
**    (2)     Bylaws.
      (3)     Inapplicable.
      (4)     Inapplicable.  [Note:  The Registrant will not issue any share certificates; rather, each shareholder's share
              ownership will be reflected in his or its account on the books of the Registrant.]
**    (5)     Investment Advisory Agreement.
      (6)     Inapplicable.
      (7)     Inapplicable.
**    (8)     Restated and Amended Custodian Agreement.
 *    (9)     (a) Transfer Agency Agreement.
 *            (b) Retirement Plan Custodial Services Agreement.
 *            (c) Retirement Plan Custodial Services Confirmation.
**   (10)     Opinion and consent of counsel as to the legality
              of the securities being registered.
**   (11)     Consent of independent auditors.
     (12)     Inapplicable.
**   (13)     Subscription Agreements of purchasers from initial
              private offering.
 *   (14)     (a) Individual Retirement Custodial Account (Form 5305-A)
                  and Instructions thereto.
 *            (b) Simplified Employee Pension - Individual Retirement
                  Accounts Contribution Agreement (Form 5305-SEP).
 *            (c) Salary Reduction and other Elective Simplified Employee-
                  Individual Retirement Accounts Contribution Agreement (5305A-SEP).
  *           (d) IRA - Disclosure Statement.
  *           (e) IRA - Account Application Form
  *           (f) IRA - Transfer and Direct Rollover Request Form.
     (15)     Inapplicable.
**   (16)     Performance quotation calculations.
**   (17)     Financial Data Schedule.
     (18)     Inapplicable.

   *          Filed herewith.
  * * Incorporated by referece to Post-Effective Amendment No. 10 to the Registrant's Registration Statement as electonically filed by the Registrant with the Securities and Exchange Commission on April 30, 1996.
 * * * Incorporated by reference to Annual Report as electronically filed with the Securities and Exchange Commission by the Registrant on February 29, 1996.

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Registration Statement, no person is controlled by or under common control with the Registrant.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES (AS OF SEPTEMBER 30, 1996).

           (1)                                      (2)
         NUMBER OF                             TITLE OF CLASS
        SHAREHOLDERS

        Shares of Beneficial
        Interest of The Omni
        Investment Fund                          1370

ITEM 27.   INDEMNIFICATION.

     Except for the Declaration of Trust, dated April 19, 1990, establishing the Registrant as a Massachusetts business trust, there is no contract, arrangement or statute under which any trustee, officer or affiliated person of the Registrant is insured or indemnified. Article XII of the Declaration of Trust provides for indemnification of officers and trustees of the Trust against liabilities and expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Registrant.

   See the Registrant's undertaking with respect to indemnification in Item 32 below.

ITEM 28.   BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The business of Perkins, Wolf, McDonnell & Company ("PWM") is summarized under the "Management of Fund" in the Prospectus constituting Part A of the Post-Effective Amendment No. 10 to the Fund's Registration Statement as electronically filed with the Securities and Exchange Commission by the Registrant on April 30, 1996, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of PWM is currently listed in the investment adviser registration on Form ADV for Perkins, Wolf, McDonnell & Company (SEC File No. 801-19974) and is incorporated herein by reference.

ITEM 29.   PRINCIPAL UNDERWRITER.

           Inapplicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS.

      The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of the Registrant, 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604. Records relating to the duties of the Registrant's custodian and transfer agent are also maintained by the Registrant.

ITEM 31.   MANAGEMENT SERVICES.

           Inapplicable.

ITEM 32.   UNDERTAKINGS.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                       SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and the State of Illinois, on the 6th day of November, 1996.


                        THE OMNI INVESTMENT FUND


                        /s/ Robert H. Perkins
                        By: Robert H. Perkins
                         President

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES             TITLE                   DATE

                       President (Principal
                       Executive Officer)
/s/ Robert H. Perkins  and Trustee              November 1, 1996

                       Treasurer (Principal
                       Financial and
                       Accounting Officer)
/s/ Gregory E. Wolf    and Trustee              November 1, 1996


/s/ Burt W. Engelberg  Trustee                  November 1, 1996

                         THE OMNI INVESTMENT FUND

               Index to Exhibits in Registration Statement

NO. Exhibit

9   (a) Transfer Agency Agreement
    (b) Retirement Plan Custodial Services Agreement
    (c) Retirement Plan Custodial Services Confirmation
14  (a) Individual Retirement Custodial Account (Form 5305-A) and
        Instructions thereto
    (b) Simplified Employee Pension - Individual Retirement Accounts Contribution Agreement (Form 5305-SEP).
    (c) Salary Reduction and Other Elective Simplified Employee-
        Individual Retirement Accounts Contribution Agreement
    (d) IRA - Disclosure Statement
    (e) IRA - Account Application Form
    (f) IRA - Transfer and Direct Rollover Request Form